COMMITMENTS AND CONTINGENCIES - Class action (Details) - COP ($) $ in Millions	Dec. 06, 2018	Jul. 27, 2023	Feb. 08, 2019
Disclosure of commitments and contingencies [abstract]
Class action, defendants, fine	$ 800,156	$ 715,656	$ 715,656
Class action, defendants, debarred, term	10 years